Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Preferred Stock

As of December 31, 2016, Preferred Stock consisted of the following (in thousands, except share amounts):

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A-1 preferred stock	200,001	200,001	$395	$400	58,597
Series A-2 preferred stock	2,125,551	2,114,538	9,599	9,600	619,551
Series B preferred stock	2,776,934	2,762,431	19,966	20,000	809,379
Series C preferred stock	1,609,270	1,031,342	9,878	9,952	302,177

	6,711,756	6,108,312	$39,838	$39,952	1,789,704